Annual Fund Operating Expenses - Invesco VI Equally-Weighted SP 500 Fund	Apr. 30, 2021
Series I
Operating Expenses:
Management Fees	0.12%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.33%
Series II
Operating Expenses:
Management Fees	0.12%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.58%